UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of June 30, 2015
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 92.84%

	Consumer Services - 13.04%
		PowerShares DWA Consumer Cyclicals Momentum Portfolio	25,000	$1,171,500
		Powershares Dynamic Food & Beverage Portfolio	30,000	972,300
		PowerShares Dynamic Retail Portfolio	25,000	975,725
				3,119,525
	Consumer Staples - 13.27%
		Market Vectors Retail ETF	15,000	1,119,900
		PowerShares DWA Consumer Staples Momentum Portfolio	15,000	804,000
		Vanguard Consumer Staples ETF	10,000	1,248,900
				3,172,800
	Health Care - 31.20%
		Health Care Select Sector SPDR Fund	30,000	2,232,600
	*	PowerShares DWA Healthcare Momentum Portfolio	5,000	317,600
		Powershares Dynamic Pharmaceuticals Portfolio	25,000	1,958,500
	*	ProShares UltraShort Nasdaq Biotechnology	15,000	430,800
		SPDR S&P Biotech ETF	10,000	2,522,400
				7,461,900
	Industrials - 6.65%
		PowerShares Aerospace & Defense Portfolio	45,000	1,589,850
				1,589,850
	Large Cap - 28.43%
	*	ProShares UltraShort S&P500	10,000	210,800
		SPDR S&P 500 ETF Trust	32,000	6,588,480
				6,799,280
	Natural Resources - 0.25%
	*	iPath Goldman Sachs Crude Oil Total Return Index ETN	5,000	60,250
				60,250

		Total Exchange-Traded Products (Cost $18,548,103)		22,203,605

SHORT-TERM INVESTMENT - 6.98%
	§	Fidelity Institutional Money Market Funds, 0.01%	1,669,540	1,669,540

		Total Short-Term Investment (Cost $1,669,540)		1,669,540

Total Value of Investments (Cost $20,217,643 (a)) - 99.82%				$23,873,145

Other Assets Less Liabilities - 0.18%				44,153

	Net Assets - 100%			$23,917,298

*	Non-income producing investment
§	Represents 7 day effective yield

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
			Shares	Value (Note 1)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$3,703,911
Aggregate gross unrealized depreciation				(48,409)

	Net unrealized appreciation			$3,655,502

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Services	13.04%	3,119,525
	Consumer Staples	13.27%	3,172,800
	Health Care	31.20%	7,461,900
	Industrials	6.65%	1,589,850
	Large Cap	28.43%	6,799,280
	Natural Resources	0.25%	60,250
	Short-Term Investment	6.98%	1,669,540
	Other Assets Less Liabilities	0.18%	44,153
	Total	100.00%	$ 23,917,298

				(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$22,203,605	$22,203,605	$-	$-
Short-Term Investment	1,669,540	1,669,540	-	-
Total	$23,873,145	$23,873,145	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Katherine M. Honey
Date: August 21, 2015	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: August 21, 2015	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: August 21, 2015	Ashley E. Harris Treasurer and Principal Financial Officer The Sector Rotation Fund